N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jun. 04, 2026
Amendment Flag	false
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Target-Date 2070+	T. Rowe Price Retirement 2070 Fund – R Class (Fund commenced operations in 2025; there is no performance information available yet for Average Annual Total Returns)	1.14%	N/A	N/A	N/A
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Target-Date 2070+	T. Rowe Price Retirement 2070 Fund – R Class (Fund commenced operations in 2025; there is no performance information available yet for Average Annual Total Returns)	1.14%	N/A	N/A	N/A
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

C000055033 [Member] | C000259773 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target-Date 2070+
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund – R Class (Fund commenced operations in 2025; there is no performance information available yet for Average Annual Total Returns)
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%